Average Annual Total Returns{- Fidelity Freedom Blend 2040 Fund} - 03.31 Fidelity Freedom Blend Funds - Retail Combo Pro-04 - Fidelity Freedom Blend 2040 Fund	Fidelity Freedom Blend 2040 Fund- Retail Return Before Taxes Past 1 year	Fidelity Freedom Blend 2040 Fund- Retail Return Before Taxes Since Inception		Fidelity Freedom Blend 2040 Fund- Retail After Taxes on Distributions Past 1 year	Fidelity Freedom Blend 2040 Fund- Retail After Taxes on Distributions Since Inception		Fidelity Freedom Blend 2040 Fund- Retail After Taxes on Distributions and Sales Past 1 year	Fidelity Freedom Blend 2040 Fund- Retail After Taxes on Distributions and Sales Since Inception		SP001 Past 1 year	SP001 Since Inception		F0270 Past 1 year	F0270 Since Inception
Total	17.74%	12.38%	[1]	16.23%	10.92%	[1]	11.29%	9.27%	[1]	18.40%	13.87%	[1]	16.54%	11.82%	[1]

[1]	(a)From August 31, 2018